Brian L. Cantrell
Senior Vice President and Chief Financial Officer 918.295.7673

January 9, 2006

Mr. Barry Stem

Senior Assistant Chief Accountant

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

FOIA CONFIDENTIAL TREATMENT REQUEST

CONFIDENTIAL TREATMENT REQUESTED

BY ALLIANCE RESOURCE PARTNERS, L.P.

Dear Mr. Stem:

Attached hereto are Exhibits “A-1-A”, “A-1-B”, “A-2-A”, “A-2-B”, “A-3-A”, “A-3-B”, “A-4” “B-1”, “B-2-A”, “B-2-B”, “C-1-A”, C-1-B”, “C-2”, and “C-3” (the “Confidential Material”) to the response letter (the “Response Letter”) of Alliance Resource Partners, L.P. (the “Partnership”) dated January 9, 2006 to the attention of the United States Securities and Exchange Commission (the “SEC”), responding to certain comments of the SEC previously communicated to the Partnership in writing. A courtesy copy of the Response Letter is also attached hereto.

In accordance with Regulation 200.83 of the Rules of Practice of the SEC (17 C.F.R. §200.83), we also request, for reasons of business confidentiality, that the SEC not disclose the Confidential Material, or the fact of the existence thereof, in response to any request under the Freedom of Information Act (5 U.S.C. §552). Please promptly inform the undersigned of any request for the Confidential Material made pursuant to the Freedom of Information Act or the SEC’s rules so that the undersigned may substantiate the foregoing request for confidential treatment in accordance with Regulation 200.83.

Pursuant to Regulation 200.83, a copy of this request (but not the Confidential Material) is also being delivered to the Freedom of Information Act Officer of the SEC.

1717 South Boulder, Suite 600, Tulsa, Oklahoma 74119

P. O. Box 22027, Tulsa, Oklahoma 74121-2027

Fax: (918) 295-7357

January 9, 2006

Should you have any questions or require any assistance concerning this matter, please contact the undersigned, Senior Vice President and Chief Financial Officer of the Partnership, at (918) 295-7673 or David Oelman of Vinson & Elkins L.L.P. at (713) 758-3708.

Sincerely,

/s/ Brian L. Cantrell Senior Vice President and Chief Financial Officer

cc:	David P. Oelman

Vinson & Elkins L.L.P.

2300 First City Tower

1001 Fannin

Houston, Texas 77002

One copy, with enclosure

Office of Freedom of Information

and Privacy Act Operations

Mail Stop 5546

100 F Street, N.E.

Washington, DC 20549-5546

One copy, without enclosure